FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments
Schedule of financial assets and liabilities by level within the fair value hierarchy

			Fair value
			Quoted
			prices in			Approximate
			active	Significant		fair value
			market for	other	Significant	due to short
			identical	observable	unobservable	term nature
			assets	inputs	inputs	of the	Total
	Classification	Carrying value	(Level 1)	(Level 2)	(Level 3)	instrument	Fair Value
Financial assets
Cash and cash equivalents	FVTPL	$72,180	$72,180	$—	$—	$—	$72,180
Accounts receivable	Amortized cost	39	25	—	—	14	39
Restricted funds	Amortized cost	2,783	—	2,783	—	—	2,783
		$75,002	72,205	$2,783	$—	$14	$75,002

Financial liabilities
Trade payables	Amortized cost	$2,583	$—	$—	$—	$2,583	$2,583
Lease obligation	Amortized cost	274	—	274	—	—	274
Camino Rojo project loan	Amortized cost	60,696	—	66,443	—	—	66,443
Newmont loan	Amortized cost	9,440	—	9,875	—	—	9,875
		$72,993	$—	$76,592	$—	$2,583	$79,175

			Fair value
			Quoted
			prices in			Approximate
			active	Significant		fair value
			market for	other	Significant	due to short
			identical	observable	unobservable	term nature
			assets	inputs	inputs	of the
	Classification	Carrying value	(Level 1)	(Level 2)	(Level 3)	instrument	Fair value
Financial assets
Cash and cash equivalents	FVTPL	$23,106	$23,106	$—	$—	$—	$23,106
Accounts receivable	Amortized cost	18	—	—	—	18	18
Restricted funds	Amortized cost	509	—	509	—	—	509
		$23,633	23,106	$509	$—	$18	$23,633

Financial liabilities
Trade payables	Amortized cost	$779	$—	$—	$—	$779	$779
Lease obligation	Amortized cost	67	—	—	—	67	67
Camino Rojo project loan	Amortized cost	12,961	—	16,113	—	—	16,113
Newmont loan	Amortized cost	9,647	—	9,647	—	—	9,647
		$23,454	$—	$25,760	$—	$846	$26,606

Liquidity risk
Financial Instruments
Schedule of risk management

At December 31, 2020, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade payables	$2,583	$—	$—	$—	$2,583
Lease obligation	32	117	145	—	294
Camino Rojo project loan	1,650	4,950	13,200	81,050	100,850
Newmont loan	—	—	11,002	—	11,002
	$4,265	$5,067	$24,347	$81,050	$114,729

At December 31, 2019, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade payables	$779	$—	$—	$—	$779
Lease obligation	8	24	44	—	76
Camino Rojo project loan	—	—	—	25,000	25,000
Newmont loan	—	—	11,588	—	11,588
	$787	$24	$11,632	$25,000	$37,443

Currency risk
Financial Instruments
Schedule of risk management

.  Our financial instruments were denominated in the following currencies as at December 31, 2020:

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$11,752	$62,809	$2,804
Accounts receivable	32	4	245
Restricted funds	86	473	44,726
Trade payables	(73)	(2,074)	(9,022)
Lease obligations	(194)	—	(2,471)
Camino Rojo project loan	—	(60,696)	—
Newmont loan	—	—	(188,319)
Total foreign currency	11,603	516	(152,037)
Exchange rate	1.2732	1.0000	19.9487
Equivalent US dollars	$9,113	$516	$(7,621)

Our financial instruments were denominated in the following currencies as at December 31, 2019:

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$1,248	$22,068	$1,426
Accounts receivable	—	2	317
Restricted funds	69	456	—
Trade payables	(448)	(15)	(2,493)
Lease obligations	(88)	—	—
Camino Rojo project loan	—	(12,961)	—
Newmont loan	—	—	(182,700)
Total foreign currency	781	9,550	(183,450)
Exchange rate	1.2988	1.0000	18.9394
Equivalent US dollars	$601	$9,550	$(9,686)